Note 14 - Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
14 Property and equipment, net

	As of December 31,
	2011	2012
	$	$
Cost
Buildings	10,175,880	10,796,663
Computer hardware and other equipment	4,694,360	4,580,317
Office equipment	1,689,664	2,218,736
Leasehold improvements	1,426,775	1,220,299
Motor vehicles	311,155	334,251
	18,297,834	19,150,266
Less: Accumulated depreciation	(7,102,402)	(7,389,435)
	11,195,432	11,760,831

During  the  years  ended  December 31,  2010,  2011  and  2012,  the  depreciation  charges  amounted  to $721,451, $815,532 and $762,466 respectively.

The Group incurred loss of $12,828, gain of $16,012 and $78,089 from disposal of property and equipment during the years ended December 31, 2010, 2011  and  2012 respectively.

The Group wrote off $43,707 and nil of property, plant and equipment in 2011 and 2012 respectively, as they were no longer in use.